Loans Held for Investment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Noncommercial segment Loans	$ 4,500,000	$ 5,600,000
Accruing Loans 90 or More Days Past Due	0	0
Restructured loans	3,500,000	4,600,000
Restructured loans included in impaired loans	3,500,000	4,600,000
Carrying value of foreclosed properties	1,000,000	2,300,000
Amount pledged to borrowings at Federal Home Loan Bank	187,600,000	175,700,000
Amount pledged to borrowings at Federal Reserve Bank	187,600,000	175,700,000
Real Estate - Residential [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Accruing Loans 90 or More Days Past Due	0	0
Foreclosed residential real estate, loan amount	371,000
Real estate in process of foreclosure, loan amount	$ 161,000
Mortgages [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	36.99%
Commercial Loan [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	59.16%
Accruing Loans 90 or More Days Past Due	$ 0	$ 0